Fair Value Measurements - Additional Information (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Fair Value Measurements Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets measured at fair value	$ 0		$ 0		$ 0
Financial liabilities measured at fair value	0		0		0
Impairment of non-financial assets and liabilities at fair value	0	$ 0	0	$ 0	0
Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-financial assets measured at fair value	0		0		0
Non-financial liabilities measured at fair value	$ 0		$ 0		$ 0